SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.                                                [ ]

Post-Effective Amendment No.        33    (File No. 2-66868)               [X]
                              -----------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No.      34     (No. 811-3003)


IDS TAX-FREE MONEY FUND, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on March 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

IDS
Tax-Free
Money Fund


                                                              PROSPECTUS
                                                           MARCH 1, 1999



IDS Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Please note that this Fund:

o is not a bank deposit
o is not federally insured
o is not endorsed by any bank or government agency
o is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                            AMERICAN
                                                              EXPRESS
                                                                 Financial
                                                                 Advisors

Table of Contents
TAKE A CLOSER LOOK AT:


The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       5p
Fees and Expenses                      6p
Management                             7p
Buying and Selling Shares              7p
Valuing Fund Shares                    7p
Purchasing Shares                      7p
Exchanging/Selling Shares             10p
Distributions and Taxes               14p
Personalized Shareholder
   Information                        16p
About the Company                     17p
Quick Telephone Reference             19p
Financial Highlights                  20p
Appendix                              21p



FUND INFORMATION KEY

[icon of magnifying glass]          Goal and Investment Strategy
                                    The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

[icon of die]                       Risks
                                    The major risk factors associated with the Fund.

[icon of checkbook]                 Fees and Expenses
                                    The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

[icon of folder]                    Management
                                    The individual or group designated by the investment manager to handle the Fund's day-to-day management.

[icon of stack of dollar bills]     Financial Highlights
                                    Tables showing the Fund's financial
                                    performance.


IDS TAX-FREE MONEY FUND

The Fund
GOAL


IDS Tax-Free Money Fund (the Fund) seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.


INVESTMENT STRATEGY

The Fund's assets primarily are invested in debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in short-term debt obligations whose interest is exempt from federal income taxes. This 80% threshold is a fundamental policy of the Fund. These securities must be rated in one of the two highest categories by national rating services. The Fund may invest up to 25% of its net assets in securities of issuers located in the same state or region or in industrial revenue bonds.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The selection of short-term debt obligations is the primary decision in building the investment portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses debt obligations by:

o Considering opportunities and risks in short-term municipal obligations (such as municipal bonds and notes) given current interest rates.

o Identifying bonds and notes that:
-- have interest not subject to the alternative minimum tax, and -- have short-term maturities,

o Identifying obligations that contribute to portfolio diversification.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required for tax-exempt money market funds. For example, the
Fund:

o limits its average portfolio maturity to 90 days or less; and
o buys obligations with remaining maturities of 397 days or less.


PROSPECTUS -- MARCH 1, 1999

AEFC chooses investments by:
o Considering opportunities and risks given current interest rates and expected interest rates.
o  Identifying obligations that:
-- have characteristics better than that of comparable obligations, and -- identifying obligations that contribute to portfolio diversification.


In evaluating whether to sell a security, AEFC considers, among other factors, if:
-- the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until the board of directors believes it is advantageous to sell),
-- political, economic, or other events could affect the issuer's performance,
   and
-- the issuer or the security continues to meet the other standards described above.


If suitable tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in taxable investments, including government securities, bank obligations, commercial paper, and repurchase agreements. The Fund also may invest, from time to time, in securities that are illiquid.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.


RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary from day-to-day. Principal risks associated with an investment in the Fund include:


   Market Risk

   Interest Rate Risk

IDS TAX-FREE MONEY FUND

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall).


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance has varied for each full calendar year shown on the chart below. How the Fund has performed in the past does not indicate how the Fund will perform in the future.


Performance (based on calendar years)


+5.61%
       +5.20%

              +3.79%                      +3.24%        +3.18%
                                                 +2.95%        +2.94%
                     2.24%         +2.09%

                           +1.59%




1989   1990   1991   1992   1993   1994   1995   1996   1997   1998


During the period shown in the bar chart, the highest return for a calendar quarter was +1.45% (quarter ending June 1989) and the lowest return for a calendar quarter was +0.36% (quarter ending March 1994).


PROSPECTUS -- MARCH 1, 1999

Average Annual Total Returns (as of Dec. 31, 1998)


                        1 year          5 years           10 years


 Tax-Free Money         +2.94%           +2.88%             +3.28%


This table shows total returns from hypothetical investments in shares of the Fund.

For purposes of this calculation we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains.


FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)     none



Annual Fund operating expenses (expenses that are deducted from Fund assets) As a percentage of average daily net assets:
 Management fees                           0.31%
 Distribution (12b-1) fees                 0.00%
 Other expenses*                           0.23%
 Total                                     0.54%


* Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

IDS TAX-FREE MONEY FUND

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


            1 year           3 years           5 years          10 years
              $55              $173              $302             $680

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


MANAGEMENT

Terry Fettig, senior portfolio manager, joined AEFC in 1986. He has managed this Fund since April 1993. He also serves as portfolio manager of IDS Cash Management Fund, IDS Intermediate Tax-Exempt Fund, IDS Life Moneyshare Fund and IDS Life Series Fund, Money Market Portfolio.


Buying and Selling Shares
VALUING FUND SHARES


The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.


PURCHASING SHARES


If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several

PROSPECTUS -- MARCH 1, 1999
convenient ways to invest. When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,
o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
o  criminal penalties for falsifying information.


You also could be subject to backup withholding if the IRS requires us to do so or if you failed to report required interest or dividends on your tax return.


How to determine the correct TIN
For this type of account:                         Use the Social Security or Employer Identification number
of:
Individual or joint account                       The individual or one of the individuals listed on the
joint account

Custodian account of a minor
(Uniform Gifts/Transfers to Minors Act)           The minor

A living trust                                    The grantor-trustee (the person who puts the money into the trust)

An irrevocable trust, pension trust or estate     The legal entity (not the personal representative or trustee, unless no legal entity is designated in the account title)

Sole proprietorship                               The owner

Partnership                                       The partnership

Corporate                                         The corporation

Association, club or tax-exempt organization      The organization

For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

IDS TAX-FREE MONEY FUND

Three ways to invest

1 By mail:
Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:        $2,000

Additional investments:    $100

Account balances:          $1,000

If your account balance falls below $1,000, you will be asked to increase it to $1,000 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:
Contact your financial advisor to set up one of the following scheduled plans:

o  automatic payroll deduction,
o  bank authorization,
o  direct deposit of Social Security check, or
o  other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $100/mo.

Account balances:          none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

PROSPECTUS -- MARCH 1, 1999

3 By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:


Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.


If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.


EXCHANGING/SELLING SHARES


Exchanges
You can exchange your Fund shares for Class A shares of any other publicly offered fund in the IDS MUTUAL FUND GROUP. If your initial investment was in this Fund, you may exchange Fund shares for Class B shares of another fund. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a contingent deferred sales charge if you exchange into Class
B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund, you may exchange that amount, including dividends earned on that amount, without paying a sales charge.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

IDS TAX-FREE MONEY FUND

Other exchange policies:

o Exchanges of Class A shares of other funds in the IDS MUTUAL FUND GROUP to this Fund will be accepted. Exchanges of Class B shares to this Fund will not be accepted.
o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
o  Once we receive your exchange request, you cannot cancel it.
o  Shares of the new fund may not be used on the same day for another exchange.
o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

Selling Shares
You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

PROSPECTUS -- MARCH 1, 1999

Three ways to request an exchange or sale of shares

1 By letter:
Include in your letter:
o  the name of the fund(s),
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o  your TIN,
o  the dollar amount or number of shares you want to exchange or sell,
o  signature(s) of all registered account owners,
o  for sales, indicate how you want your money delivered to you, and
o  any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

IDS TAX-FREE MONEY FUND

2 By telephone:

American Express Financial Advisors

Telephone Transaction Service

800-437-3133 or 612-671-3800

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100  Maximum sale amount: $50,000


3 By draft:
Free drafts are available and can be used just like a check to withdraw
$100 or more from your account. The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact AECSC. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time.


Minimum amount

Redemption:                $100

PROSPECTUS -- MARCH 1, 1999

Three ways to receive payment when you sell shares

1 By regular or express mail:
o  Mailed to the address on record.
o  Payable to names listed on the account.
   NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

2 By wire or electronic funds transfer:
o  Minimum wire: $1,000.
o  Request that money be wired to your bank.
o  Bank account must be in the same ownership as the IDS fund account.
   NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By scheduled payout plan:
o  Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


Distributions and Taxes
The Fund distributes to Shareholders (the variable accounts or subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Net short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


IDS TAX-FREE MONEY FUND

REINVESTMENTS


Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.


TAXES
Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.


Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

PROSPECTUS -- MARCH 1, 1999

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of this or another fund in the IDS MUTUAL FUND GROUP and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


Personalized Shareholder Information
To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

QUARTERLY STATEMENTS


List your holdings and transactions during the previous three months, as well as individualized return information.


YEARLY TAX STATEMENTS


Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.


PERSONALIZED MUTUAL FUND PROGRESS REPORTS


Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

IDS TAX-FREE MONEY FUND



About the Company
BUSINESS STRUCTURE


                                             Shareholders

                                             Your American
                                             Express financial
                                             advisor and other
                                             servicing agents
                                             May receive a fee for
                                             their sales efforts and
                                             ongoing service.

Transfer Agent:          Administrative
American Express         Services Agent:
Client Service           American Express                             Distributor:
Corporation              Financial                                    American Express
Maintains                Corporation                                  Financial Advisors
shareholder              Provides                                     Markets and
accounts and             administrative   <---               --->     distributes shares;
records for              and accounting                               receives distribution
the Fund; receives       services for the                             fee.
a fee based on           Fund; receives
the number               a fee based              The Fund
of accounts              on assets.
it services
                         Investment
                         Manager:
                         American Express                             Custodian:
                         Financial                                    U.S. Bank National
                         Corporation                                  Association
                         Manages the       <---              --->     Provides safekeeping
                         Fund's investments                           of assets; receives a
                         and receives a fee                           fee that varies based
                         based on average                             on the number of
                         daily net assets.*                           securities held.


* The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.31% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.


PROSPECTUS - MARCH 1, 1999

AMERICAN EXPRESS FINANCIAL CORPORATION


AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $84 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $212 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,700 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


YEAR 2000


The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.

While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

IDS TAX-FREE MONEY FUND

Quick Telephone Reference
AMERICAN EXPRESS FINANCIAL ADVISORS

TELEPHONE TRANSACTION SERVICE


Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:        800-437-3133

Mpls./St. Paul area:       612-671-3800


AMERICAN EXPRESS CLIENT SERVICE CORPORATION


Fund performance, objectives and account inquiries: 800-862-7919


TTY SERVICE


For the hearing impaired:  800-846-4852


AMERICAN EXPRESS FINANCIAL ADVISORS


Automated account information (TouchTone(R) telephones only), including current Fund prices and performance, account values and recent account transactions:
800-862-7919

PROSPECTUS -- MARCH 1, 1999



Financial Highlights

Fiscal period ended Dec. 31,

Per share income and capital changesa
                                                  1998      1997      1996      1995       1994

Net asset value, beginning of period              $1.00     $1.00     $1.00     $1.00      $1.00


Income from investment operations:

Net investment income (loss)                        .03       .03       .03       .03        .02

Less distributions:

Dividends from net investment income               (.03)     (.03)     (.03)     (.03)      (.02)

Net asset value, end of period                    $1.00     $1.00     $1.00     $1.00      $1.00


Ratios/supplemental data

                                                   1998      1997      1996      1995       1994

Net assets, end of period (in millions)            $173      $152      $157      $146       $133


Ratio of expenses to average daily net assetsb      .54%      .55%      .55%      .58%       .68%

Ratio of net investment income (loss) to average

daily net assets                                   2.93%     3.13%     2.94%     3.19%      2.11%

Total return                                       2.94%     3.18%     2.95%     3.24%      2.09%

a For a share outstanding throughout the year. Rounded to the nearest cent.
b Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

The information in this table has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.


IDS TAX-FREE MONEY FUND

Appendix


1999 Federal tax-exempt and taxable equivalent yield calculation
These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1:
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below. First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column the percentage indicated is an approximation of your federal Marginal Tax Rate. For example:
Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.


PROSPECTUS -- MARCH 1, 1999


                                                 Adjusted gross income*
Taxable income**                 $0           $126,600          $189,950
                                 to              to                to           Over
                             $126,600(1)     $189,950(2)       $312,450(3)   $312,450(2)
---------------------------------------------------------------------------------------------------

Married Filing Jointly
$       0 - $ 43,050           15.00%
   43,050 -  104,050           28.00           28.84%
  104,050 -  158,550           31.00           31.93             33.29%
  158,550 -  283,150           36.00           37.08             38.66         37.08%
  283,150 +                    39.60                             42.53***      40.79
---------------------------------------------------------------------------------------------------

                                               Adjusted gross income*
---------------------------------------------------------------------------------------------------

Taxable income**                 $0           $126,600
                                 to              to               Over
                             $126,600(1)     $249,100(3)       $249,100(2)
---------------------------------------------------------------------------------------------------

Single
===================================================================================================
$      0 - $ 25,750            15.00%
  25,750 -   62,450            28.00
  62,450 -  130,250            31.00           32.61%
 130,250 -  283,150            36.00           37.87             37.08%
 283,150 +                     39.60                             40.79
---------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions.
** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

IDS TAX-FREE MONEY FUND

STEP 2: Determining your federal taxable yield equivalents.

Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

         For these Tax-Exempt Rates:
---------------------------------------------------------------------------------------------------

           2.50%     3.00%      3.50%     4.00%     4.50%     5.00%      5.50%     6.00%
---------------------------------------------------------------------------------------------------

Marginal Tax Rates Equal the Taxable Rates shown below:
---------------------------------------------------------------------------------------------------
15.00%     2.94      3.53       4.12      4.71      5.29      5.88       6.47      7.06
28.00%     3.47      4.17       4.86      5.56      6.25      6.94       7.64      8.33
28.84%     3.51      4.22       4.92      5.62      6.32      7.03       7.73      8.43
31.00%     3.62      4.35       5.07      5.80      6.52      7.25       7.97      8.70
31.93%     3.67      4.41       5.14      5.88      6.61      7.35       8.08      8.81
32.61%     3.71      4.45       5.19      5.94      6.68      7.42       8.16      8.90
33.29%     3.75      4.50       5.25      6.00      6.75      7.50       8.24      8.99
36.00%     3.91      4.69       5.47      6.25      7.03      7.81       8.59      9.38
37.08%     3.97      4.77       5.56      6.36      7.15      7.95       8.74      9.54
37.87%     4.02      4.83       5.63      6.44      7.24      8.05       8.85      9.66
38.66%     4.08      4.89       5.71      6.52      7.34      8.15       8.97      9.78
39.60%     4.14      4.97       5.79      6.62      7.45      8.28       9.11      9.93
40.79%     4.22      5.07       5.91      6.76      7.60      8.44       9.29     10.13
42.53%     4.35      5.22       6.09      6.96      7.83      8.70       9.57     10.44
---------------------------------------------------------------------------------------------------


PROSPECTUS -- MARCH 1, 1999

AMERICAN
 EXPRESS
    Financial
    Advisors

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-3003

Ticker Symbol

Class A:ITFXX


                                                            S-6433-99 M (2/99)

                                STATEMENT OF ADDITIONAL INFORMATION

                                                FOR

                                IDS TAX-FREE MONEY FUND (the Fund)

                                           March 1, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

IDS Tax-Free Money Fund

                                         TABLE OF CONTENTS


Mutual Fund Checklist..................................................p. 3

Fundamental Investment Policies........................................p. 5

Investment Strategies and Types of Investments.........................p. 6

Information Regarding Risks and Investment Strategies..................p. 7

Security Transactions..................................................p.15

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation.................................p.17

Performance Information................................................p.18

Valuing Fund Shares....................................................p.20

Investing in the Fund..................................................p.21

Selling Shares.........................................................p.22

Pay-out Plans..........................................................p.23


Taxes..................................................................p.24

Agreements.............................................................p.25

Organizational Information.............................................p.27

Board Members and Officers.............................................p.29

Compensation for Board Members.........................................p.32


Independent Auditors...................................................p.32

Appendix:  Description of Ratings......................................p.33

MUTUAL FUND CHECKLIST
--------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.
                    |X|
                              Past performance is not a reliable indicator of future performance.
                    |X|
                              ALL mutual funds have costs that lower
                              investment return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.
                    |X|
                              Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-----------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-----------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans. The Fund, however, does make investments in debt securities where the sellers agree to repurchase the securities at cost plus an agreed-upon interest rate within a specified time.

o Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.

o Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

o    Pledge or mortgage its assets beyond 15% of total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer. In order to comply with revisions to Rule 2a-7, the Fund will observe the limitation on investment in a single issuer as to 100% of its portfolio.

o    Buy on margin or sell short.

o Invest in real estate, but the Fund can invest in municipal bonds and notes secured by real estate or interests therein. For purposes of this policy, real estate includes real estate limited partnerships.

o    Invest in commodities or commodity contracts.

o    Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus.

----------------------------------------------- --------------------------
Investment strategies & types of investments:      IDS Tax-Free Money

                                                 Allowable for the Fund?

Agency and Government Securities                           yes
Cash/Money Market Instruments                              yes
Commercial Paper                                           yes
Debt Obligations                                           yes
Illiquid and Restricted Securities                         yes
Lending of Portfolio Securities                            yes
Mortgage- and Asset-Backed Securities                      yes
Municipal Obligations                                      yes
Repurchase Agreements                                      yes
Variable- or Floating-Rate Securities                      yes
----------------------------------------------- --------------------------

Unless changed by the board, the Fund will not:

`Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligations.

In addition to considering ratings assigned by the ratings services in the selection of portfolio securities for the Fund, the Fund may consider, among other things, information concerning the financial history and condition of the issuer and its revenue and expense prospect and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds.

After a municipal bond or note has been purchased by the Fund, it may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the Fund will consider such an event in determining whether the Fund should continue to hold the security in its portfolio.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS


The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and the offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings.
(See also Debt Obligations.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended Dec. 31, 1998, $0 for fiscal year 1997, and $0 for fiscal year 1996. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.


As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS
FINANCIAL CORPORATION
--------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                              ERV - P
                                                 P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:


Compound Yield = (return for seven-day period + 1)(365/7) - 1

The Fund's simple annualized yield was 3.27% and its compound yield was 3.32% on Dec. 31, 1998.

Yield, or rate of return, on Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
--------------------------------------------------------------------------------

All of the securities in the Fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

The minimum purchase for directors, officers and employees of the Fund or AEFC and AEFC financial advisors is $1,000 for the Fund (except payroll deduction plans), with a minimum additional purchase of $25.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP, may be used to automatically purchase shares of the Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
--------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days.

Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect.
Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES
--------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the most recent fiscal year, 100% of the income distribution was designated as exempt from federal income taxes.

The Fund may purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable income when it is distributed to you.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

Interest on private activity bonds generally issued after August 1986 is a preference item for purposes of the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student-loan bonds and multi- and single- family housing bonds. An exception is made for private-activity bonds issued for qualified-501(c)(3)-organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on the their tax status, to the alternative minimum tax. The Fund reports the percentage of its income earned from these bonds to shareholders with their other tax information.

State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.


Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.


Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Dec. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First  $1.0                     0.310%
Next    0.5                     0.293
Next    0.5                     0.275
Next    0.5                     0.258
Over    2.5                     0.240


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.310% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $496,593 for fiscal year 1998, $488,015 for fiscal year 1997, and $481,827 for fiscal year 1996.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $91,073 for fiscal year 1998, $69,516 for fiscal year 1997, and $125,715 for fiscal year 1996.


Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First $1.0                      0.030%
Next   0.5                      0.027
Next   0.5                      0.025
Next   0.5                      0.022
Over   2.5                      0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.030% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $50,968 for fiscal year 1998, $48,992 for fiscal year 1997, and $46,628 for fiscal year 1996.


Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC earns a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year and dividing by the number of days in the year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.

Custodian Agreement

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                           Date of         Form of        State of      Fiscal
Fund                                    Organization     Organization   Organization   Year End   Diversified
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Bond Fund, Inc.                       6/27/74,       Corporation       NV/MN         8/31        Yes
                                          6/31/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Discovery Fund, Inc.                  4/29/81,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Equity Select Fund, Inc.              3/18/57,       Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Extra Income Fund, Inc.                8/17/83       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Federal Income Fund, Inc.              3/12/85       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Global Series, Inc.                   10/28/88       Corporation         MN         10/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Growth Fund, Inc.                     5/21/70,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS High Yield Tax-Exempt Fund, Inc.      12/21/78,      Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS International Fund, Inc.               7/18/84       Corporation         MN         10/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Investment Series, Inc.               1/18/40,       Corporation       NV/MN         9/30
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Managed Retirement Fund, Inc.          10/9/84       Corporation         MN          9/30
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Market Advantage Series, Inc.          8/25/89       Corporation         MN          1/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Money Market Series, Inc.             8/22/75,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS New Dimensions Fund, Inc.             2/20/68,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Precious Metals Fund, Inc.             10/5/84       Corporation         MN          3/31         No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Progressive Fund, Inc.                4/23/68,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Selective Fund, Inc.                  2/10/45,       Corporation       NV/MN         5/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Stock Fund, Inc.                      2/10/45,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Strategy Fund, Inc.                    1/24/84       Corporation         MN          3/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Exempt Bond Fund, Inc.            9/30/76,       Corporation       NV/MN        11/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Free Money Fund, Inc.             2/29/80,       Corporation       NV/MN        12/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Utilities Income Fund, Inc.            3/25/88       Corporation         MN          6/30        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS California Tax-Exempt Trust            4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Special Tax-Exempt Series Trust        4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).

H. Brewster Atwater, Jr.+'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Arne H. Carlson
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Former two-term Governor for Minnesota.


Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice president-investment accounting of AEFC. Treasurer for the Fund.



COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund board, for attending up to 29 meetings, received the following compensation:


                                        Compensation Table


                                                                Total cash compensation from the IDS
                                                                MUTUAL FUND GROUP and Preferred Master
Board member                    Aggregate compensation          Trust Group
                                from the Fund
H. Brewster Atwater, Jr.                   $1,075                         $108,900
-------------------------------
Lynne V. Cheney                               806                           95,400
-------------------------------
Heinz F. Hutter                               950                          101,400
-------------------------------
Anne P. Jones                               1,058                          111,400
-------------------------------
Alan K. Simpson                               756                           92,400
-------------------------------
Edson W. Spencer                            1,042                          106,900
-------------------------------
Wheelock Whitney                            1,000                          104,400
-------------------------------
C. Angus Wurtele                            1,292                          121,900

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                             APPENDIX

                                      DESCRIPTION OF RATINGS


                                  Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                                  Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                            Fitch Investors Service, Inc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred stock are considered highly speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.


                            Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

 Rating Scale               Definition
 -------------------------- --------------------------------------------------------------------------------
 AAA                        Highest credit quality. The risk factors are
                            negligible, being only slightly more than for
                            risk-free U.S. Treasury debt.
 -------------------------- --------------------------------------------------------------------------------

 AA+                        High credit quality. Protection factors are strong. Risk is modest, but may
 AA                         vary slightly from time to time because of economic conditions.
 AA-
 -------------------------- --------------------------------------------------------------------------------

 A+                         Protection factors are average but adequate. However, risk factors are more
 A                          variable and greater in periods of economic stress.
 A-
 -------------------------- --------------------------------------------------------------------------------






 BBB+                       Below-average protection factors but still considered sufficient for prudent
 BBB                        investment. Considerable variability in risk during economic cycles.
 BBB-
 -------------------------- --------------------------------------------------------------------------------

 BB+                        Below investment grade but deemed likely to meet obligations when due. Present
 BB                         or prospective financial protection factors fluctuate according to industry
 BB-                        conditions or company fortunes. Overall quality may move up or down frequently within this category.
 -------------------------- --------------------------------------------------------------------------------

 B+                         Below investment grade and possessing risk that obligations will not be met
 B                          when due. Financial protection factors will fluctuate widely according to
 B-                         economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within
                            this category or into a higher or lower rating
                            grade.
 -------------------------- --------------------------------------------------------------------------------

 CCC                        Well below investment grade securities. Considerable
                            uncertainty exists as to timely payment of
                            principal, interest, or preferred dividends.
                            Protection factors are narrow and risk can be
                            substantial with unfavorable economic/industry
                            conditions, and or with unfavorable company
                            developments.
 -------------------------- --------------------------------------------------------------------------------

 DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

 DP                         Preferred stock with dividend arrearages.
 -------------------------- --------------------------------------------------------------------------------

                                    IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations for which there is a low expectation of investment risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C         Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.


                             Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA)          Indicates that the ability to repay principal and
                      interest on a timely basis is extremely high.

AA (LC-AA)            Indicates a very strong ability to repay principal
                      and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A (LC-A) Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB)          The lowest investment-grade category: indicates
                      an acceptable capacity to repay principal and interest.
                      BBB issues are more vulnerable to adverse developments
                      (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB)            While not investment grade, the BB rating suggests
                      that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC)          Issues rated CCC clearly have a high likelihood
                      of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC)            CC is applied to issues that are subordinate to
                      other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D)              Default.

                                        SHORT-TERM RATINGS

                            Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                                    Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


                         Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                            Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.


                            Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


                                      IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2       Obligations supported by a good capacity for timely repayment.

         A3 Obligations supported by a satisfactory capacity for timely repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.

                                          Moody's & S&P's
                                  Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
IDS TAX-FREE MONEY FUND, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Tax-Free Money Fund, Inc. as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended December 31, 1998 and the financial highlights for each of the years in the five-year period ended December 31, 1998. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Tax-Free Money Fund, Inc. at December 31, 1998, and the results of its operations, changes in its net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP
KPMG Peat Marwick LLP
Minneapolis, Minnesota
February 5, 1999



                             (This annual report is not part of the prospectus.)


Financial Statements

Statement of assets and liabilities
IDS Tax-Free Money Fund, Inc.

Dec. 31, 1998

Assets
Investments in securities, at value (Note 1)
    (identified cost $171,139,532)                                                                        $171,139,532
Cash in bank on demand deposit                                                                               1,185,426
Accrued interest receivable                                                                                  1,052,449
                                                                                                             ---------
Total assets                                                                                               173,377,407
                                                                                                           -----------

Liabilities
Dividends payable to shareholders                                                                              135,120
Accrued investment management services fee                                                                       1,492
Accrued transfer agency fee                                                                                        433
Accrued administrative services fee                                                                                144
                                                                                                                   ---
Total liabilities                                                                                              137,189
                                                                                                               -------
Net assets applicable to outstanding capital stock                                                        $173,240,218
                                                                                                          ============

Represented by
Capital stock-- $.01 par value (Note 1)                                                                   $  1,732,481
Additional paid-in capital                                                                                 171,514,456
Accumulated net realized gain (loss)                                                                            (6,719)
                                                                                                                ------
Total-- representing net assets applicable to outstanding capital stock                                   $173,240,218
                                                                                                          ============
Shares outstanding                                                                                         173,248,125
                                                                                                           -----------
Net asset value per share of outstanding capital stock                                                    $       1.00
                                                                                                          ------------

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.)


Statement of operations
IDS Tax-Free Money Fund, Inc.

Year ended Dec. 31, 1998

Investment income
Income:
Interest                                                                                                    $5,489,850
                                                                                                            ----------
Expenses (Note 2):
Investment management services fee                                                                             496,593
Transfer agency fee                                                                                            159,134
Administrative services fees and expenses                                                                       50,968
Compensation of board members                                                                                    7,978
Custodian fees                                                                                                  20,372
Postage                                                                                                         46,000
Registration fees                                                                                               54,859
Reports to shareholders                                                                                          6,378
Audit fees                                                                                                      20,500
                                                                                                                ------
Total expenses                                                                                                 862,782
    Earnings credits on cash balances (Note 2)                                                                 (65,014)
                                                                                                               -------
Total net expenses                                                                                             797,768
                                                                                                               -------
Investment income (loss)-- net                                                                               4,692,082
                                                                                                             ---------
Net increase (decrease) in net assets resulting from operations                                             $4,692,082
                                                                                                            ==========

See accompanying notes to financial statements.



IDS TAX-FREE MONEY FUND

Statements of changes in net assets
IDS Tax-Free Money Fund, Inc.

Year ended Dec. 31,

Operations and distributions
                                                                                              1998                1997
Investment income (loss)-- net                                                        $  4,692,082        $  4,921,602
                                                                                      ------------        ------------
Distributions to shareholders from:
    Net investment income                                                               (4,692,121)         (4,924,473)
                                                                                        ----------          ----------

Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                                          343,999,939         295,641,284
Net asset value of shares issued in reinvestment of distributions                        4,513,497           4,769,737
Payments for redemptions of shares                                                    (327,618,650)       (305,451,034)
                                                                                      ------------        ------------
Increase (decrease) in net assets from capital share transactions                       20,894,786          (5,040,013)
                                                                                        ----------          ----------
Total increase (decrease) in net assets                                                 20,894,747          (5,042,884)
Net assets at beginning of year                                                        152,345,471         157,388,355
                                                                                       -----------         -----------
Net assets at end of year                                                             $173,240,218        $152,345,471
                                                                                      ============        ============
Undistributed net investment income                                                   $         --        $         39
                                                                                        ----------        ------------

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.)

Notes to Financial Statements

IDS Tax-Free Money Fund, Inc.


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended), as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. EXPENSES
The Fund entered into agreements  with American  Express  Financial  Corporation
(AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $20 per shareholder account for this service.

During the year ended Dec. 31, 1998, the Fund's custodian and transfer agency fees were reduced by $65,014 as a result of earnings credits from overnight cash balances.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities aggregated $505,879,672 and $485,060,000, respectively, for the year ended Dec. 31, 1998. Realized gains and losses, if any, are determined on an identified cost basis.


4. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Dec. 31, 1998.

5. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information is presented on page 20 of the prospectus.



                             (This annual report is not part of the prospectus.)

Investments in Securities
IDS Tax-Free Money Fund, Inc.
Dec. 31, 1998

(Percentages represent value of investments compared to net assets)

Municipal notes(b)
Issuer                                                                Annualized            Amount            Value(a)
                                                                     yield on date        payable at
                                                                      of purchase          maturity

Alabama (0.6%)
Columbia County Industrial Development Pollution Control
    Revenue Bonds (Alabama Power) V.R. Series 1995C
        10-01-22                                                            5.10%         $600,000(c)          $600,000
Columbia County Industrial Development Pollution Control
    Revenue Bonds (Alabama Power) V.R. Series 1995D
        10-01-22                                                            4.80           200,000(c)           200,000
Columbia County Pollution Control Revenue Bonds
    (Alabama Power) V.R. Series 1995D
        10-01-22                                                            4.80           300,000(c)           300,000
Total                                                                                                         1,100,000

Alaska (1.4%)
Valdez Marine Terminal Refunding Revenue Bonds
    (Mobil Alaskan Pipeline) V.R. Series 1993A
        11-01-03                                                            4.00         1,000,000(c)         1,000,000
Valdez Marine Terminal Revenue Bonds
    (Exxon Pipeline) V.R. Series 1993A
        12-01-33                                                            5.10         1,500,000(c)         1,500,000
Total                                                                                                         2,500,000

Arizona (10.1%)
Maricopa County (Arizona Public Service)
    (Bank of America) V.R.
        05-01-29                                                            5.10         1,700,000(c)         1,700,000
Maricopa County Pollution Control Revenue Bonds
    (Arizona Public Service) V.R. Series 1994A
        05-01-29                                                            5.10         2,700,000(c)         2,700,000
Maricopa County Pollution Control Revenue Bonds
    (Arizona Public Service) V.R. Series 1994F
        05-01-29                                                            5.00         1,300,000(c)         1,300,000
Maricopa County Pollution Control Revenue Bonds
    (Southern California Edison) C.P. Series 1998E
        01-15-99                                                            3.15         2,500,000            2,500,000
        03-10-99                                                            3.00         1,000,000            1,000,000
Maricopa County Pollution Control Revenue Bonds
    V.R. Series 1994C
        05-01-29                                                            5.00         1,400,000(c)         1,400,000
Salt River Agricultural Improvement & Power District C.P.
        01-07-99                                                            3.10         2,000,000            2,000,000
        01-13-99                                                            3.20         1,000,000            1,000,000
        01-19-99                                                            3.05         1,000,000            1,000,000
        02-24-99                                                            2.95         1,000,000            1,000,000
School District T.A.N.
    Certificate of Participation Series 1998A
        07-30-99                                                            4.10         2,000,000            2,005,909
Total                                                                                                        17,605,909

Colorado (1.2%) State T.R.A.N.
        06-25-99                                                            4.00         2,000,000            2,004,163

Florida (1.8%)
Miami School District of Dade County T.A.N.
        06-30-99                                                            4.00         2,000,000            2,004,281
Municipal Power Agency C.P.
        01-13-99                                                            3.05         1,155,000            1,155,000
Total                                                                                                         3,159,281

Georgia (2.3%)
Burke County Development Authority Pollution Control
    Revenue Bonds (Georgia Power) Vogtle
        01-19-99                                                            3.25         1,100,000            1,100,000
Putnam County Development Authority Pollution Control
    Revenue Bonds (Georgia Power) 2nd Series
        01-20-99                                                            3.25         2,800,000            2,800,000
Total                                                                                                         3,900,000

Hawaii (0.6%)
State Department Budget & Finance Special Purpose Mortgage Revenue Bonds (Kaiser
    Permanente) V.R.
        03-01-15                                                            4.00         1,000,000(c)         1,000,000

Idaho (1.7%) State Series 1998 T.A.N.
        06-30-99                                                            4.50         3,000,000            3,012,847

Illinois (3.3%)
Development Finance Authority Pollution Control
    Revenue Bonds (Amoco Oil) V.R. Series 1994
        11-01-12                                                            5.05           400,000(c)           400,000
Health Facilities Authority Revenue Bonds
    (University of Chicago Hospitals) V.R.
        08-01-26                                                            5.00           600,000(c)           600,000
Health Facilities (University of Chicago Hospitals)
    (MBIA Insured) V.R.
        08-01-26                                                            5.00         4,700,000(c,d)       4,700,000
Total                                                                                                         5,700,000

Indiana (7.4%)
Bond Bank Advanced Funding Notes
        01-20-99                                                            4.00         2,000,000            2,000,552
Indianapolis Public Improvement Bond
    Limited Obligation Notes Series 1998G
        08-15-99                                                            3.50         2,000,000            2,006,063
Jasper County Pollution Control Revenue Bonds
    (Northern Indiana Public Service) V.R. Series 1994B
        06-01-13                                                            5.15           400,000(c)           400,000
Jasper County Pollution Control Revenue Bonds
    (Northern Indiana Public Service) V.R. Series 1994C
        04-01-19                                                            5.15           400,000(c)           400,000
Jasper County Pollution Control Revenue Bonds
    (Northern Indiana Public Service) V.R.
        06-01-13                                                            5.15         4,000,000(c)         4,000,000
Mount Vernon Pollution  Control & Solid Waste Disposal  Refunding  Revenue Bonds
    (General Electric) C.P.
        01-13-99                                                            3.05         2,990,000            2,990,000
State Education Facility (University of Notre Dame)
        03-01-25                                                            4.00         1,000,000(c)         1,000,000
Total                                                                                                        12,796,615

Iowa (1.2%)
School Cash Anticipation Program
    Iowa School Corporation
    Warrant Certificate 1
        06-25-99                                                            4.50         2,000,000            2,007,863

Kentucky (2.5%)
Jefferson County Pollution Control Revenue Bonds
    (Louisville Gas & Electric) C.P. V.R.D.N. Series 1993
        01-12-99                                                            3.15         3,000,000            3,000,000
Jefferson County Pollution Control Revenue Bonds
    (Louisville Gas & Electric) C.P. V.R.D.N. Series 1993
        01-19-99                                                            3.25         1,300,000            1,300,000
Total                                                                                                         4,300,000

Maryland (2.3%)
Health & Higher Education Facilities Authority Revenue Bonds
    (Kaiser Permanente) V.R.D.N. Series 1995A
        07-01-15                                                            4.05         2,000,000(c)         2,000,000
Montgomery County B.A.N. C.P.
        02-09-99                                                            3.00         2,000,000            2,000,000
Total                                                                                                         4,000,000

Massachusetts (1.4%)
State Variable Refunding Bonds
    V.R. Series 1998B
        09-01-16                                                            3.90         2,500,000(c)         2,500,000

Michigan (5.9%)
Detroit City District School Aid Notes
    (Wayne County) Series 1998
        07-01-99                                                            4.50         1,000,000            1,004,064
Municipal Bond Authority Revenue Notes Series D-1
        08-27-99                                                            4.25         1,000,000            1,004,212
Regents of the University Hospital Refunding
    Revenue Bonds V.R. Series 1992A
        12-01-19                                                            5.15         1,400,000(c)         1,400,000
Regents of the University Hospital Revenue Bonds
    V.R. Series 1992A
        12-01-19                                                            5.15           400,000(c)           400,000
Regents of the University Hospital Revenue Bonds
    V.R. Series 1995A
        12-01-27                                                            5.15         5,300,000(c)         5,300,000
Regents of the University of Michigan
    C.P. Series 1998B
        01-20-99                                                            3.10         1,000,000            1,000,000
University Hospital Refunding Revenue Bonds
    V.R. Series 1992A
        12-01-19                                                            5.15           100,000(c)           100,000
Total                                                                                                        10,208,276

Minnesota (7.2%)
Becker Pollution Control Revenue Bonds
    (Northern States Power) C.P. Series 1998A
        01-07-99                                                            3.00         1,000,000            1,000,000
        02-03-99                                                            2.95         2,000,000            2,000,000
        02-10-99                                                            3.00         3,000,000            3,000,000
Rochester Health Care Facility Revenue Bonds
    (Mayo Clinic) Series 1998A
        03-03-99                                                            3.20         1,000,000            1,000,000
Rochester Health Care Facility Revenue Bonds
    (Mayo Clinic) Series 1998B
        01-27-99                                                            3.15         2,000,000            2,000,000
School District Tax & Aid Anticipation Borrowing Program
    Series 1998
        08-27-99                                                            3.63         1,400,000            1,400,000
Southern Minnesota Municipal Power C.P. Series 1998B
        02-10-99                                                            2.95         2,000,000            2,000,000
Total                                                                                                        12,400,000

Mississippi (2.2%)
Jackson County Pollution Control Revenue Bonds
    (Chevron) V.R.
        12-01-16                                                            5.10           100,000(c)           100,000
Jackson County Port Facilities Refunding Revenue Bonds
    (Chevron) V.R. Series 1993
        06-01-23                                                            5.10           730,000(c)           730,000
Jackson County Port Facilities Revenue Bonds
    (Chevron) V.R.
        06-01-23                                                            5.10         2,900,000(c)         2,900,000
Total   3,730,000

Missouri (0.1%)
Washington University Health & Education
    Facilities Authority Series 1996A
        09-01-30                                                            5.10           200,000(c)           200,000

Montana (1.7%) State T.A.N.
        06-30-99                                                            3.50         3,000,000            3,010,218

New Jersey (1.2%)
South Jersey T.R.A.N.
        11-03-99                                                            2.95         2,000,000            2,000,000

New Mexico (3.3%)
State T.R.A.N. Series 1998
        06-30-99                                                            4.25         3,750,000            3,761,603
State T.R.A.N. Series 1998A
        06-30-99                                                            3.75         2,000,000            2,007,485
Total                                                                                                         5,769,088

New York (11.4%)
Long Island Power Authority Electric Revenue Bonds
    Variable Sub Series 5
        05-01-33                                                            5.10         8,300,000(c)         8,300,001
Metropolitan Transit Authority Special Obligation
    B.A.N. C.P. Series 1998B
        01-06-99                                                            3.15         2,000,000            2,000,000
Nassau County T.R.A.N. Series 1998A
        03-30-99                                                            3.50         2,000,000            2,002,173
New York City Municipal Water Finance Authority
    V. R. Series 1994C
        06-15-23                                                            5.10         1,900,000(c)         1,900,000
New York City  Municipal  Water Finance  Authority  Water & Sewer System Revenue
    Bonds V.R.
        06-15-22                                                            5.10         4,500,000(c)         4,500,000
        06-15-23                                                            5.10         1,200,000(c)         1,200,000
Total                                                                                                        19,902,174

North Carolina (2.3%)
Medical Care Community Hospital Revenue Bonds
    (Duke University Hospital) V.R. Series 1985B
        06-01-15                                                            3.95         2,000,000(c)         2,000,000
Medical Care Community Hospital Revenue Bonds
    (Duke University Hospital) V.R. Series 1985C
        06-01-15                                                            3.95         2,000,000(c)         2,000,000
Total                                                                                                         4,000,000

Ohio (1.6%)
State Air Quality Development Authority Revenue Bonds
    (Cincinnati Gas & Electric) V.R. Series 1995A
        09-01-30                                                            5.00         2,300,000(c)         2,300,000
State Air Quality Development Revenue Bonds
    (Cincinnati Gas & Electric) V.R. Series 1995A
        09-01-30                                                            5.00           400,000(c)           400,000
Total
                                                                                                        2,700,000
Oregon (1.2%)
 Klamath Falls Electric Revenue Bonds
    Series 1998B
        05-03-99                                                            3.80         2,000,000            2,000,000

Pennsylvania (5.7%) Philadelphia T.R.A.N.
        06-30-99                                                            4.25         2,000,000            2,005,845
State Higher Education Facilities Authority Refunding
    Revenue Bonds (Carnegie Mellon) V.R. Series 1995B
        11-01-27                                                            5.00           700,000(c)           700,000
State Higher Education Facilities Authority Revenue Bonds
    (Carnegie Mellon University) V.R. Series 1995C
        11-01-29                                                            5.00         3,200,000(c)         3,200,000
State Higher Education Facilities Authority Revenue Bonds
    Series C
        01-01-26                                                            4.05         3,000,000(c)         3,000,000
State University Notes Series 1998A
        03-30-99                                                            4.50         1,000,000            1,002,217
Total                                                                                                         9,908,062

Tennessee (1.2%)
Shelby County B.A.N. C.P. Series 1998A
        02-17-99                                                            3.05         2,000,000            2,000,000

Texas (7.6%)
Houston T.R.A.N. Series 1998
        06-30-99                                                            4.25         2,000,000            2,006,666
Port Arthur Naval District of Jefferson
    Pollution Control Revenue Bonds (Texaco)
        10-01-24                                                            5.10         5,600,000(c)         5,600,000
San Antonio Electric & Gas System C.P. Series 1998A
        01-05-99                                                            3.10         3,500,000            3,500,000
State T.R.A.N. Series 1998
        08-31-99                                                            4.50         2,000,000            2,013,842
Total                                                                                                        13,120,508

Utah (1.2%)
State General Obligation Highway Revenue Bonds
    C.P. Series 1997B
        01-20-99                                                            3.05         1,000,000            1,000,000
        01-20-99                                                            3.10         1,000,000            1,000,000
Total                                                                                                         2,000,000

Virginia (4.2%)
Roanoke Hospital Revenue Bonds
  (Carilion Health System) V.R. Series 1997A
        07-01-27                                                            5.00         6,300,000(c)         6,300,000
        07-01-32                                                            5.00         1,000,000(c)         1,000,000
Total                                                                                                         7,300,000

Washington (0.6%)
State General Obligation Bonds V.R. Series 1996B
        06-15-20                                                            4.05         1,000,000(c)         1,000,000

Wisconsin (1.4%)
Kenosha University School District 1 T.R.A.N.
    Series 1998B
        10-29-99                                                            3.00         1,500,000            1,500,000
Milwaukee Short Term School
        08-26-99                                                            4.25         1,000,000            1,004,528
Total                                                                                                         2,504,528

Wyoming (1.0%)
Kemmerer Pollution Control Revenue Bonds
    (Exxon) V.R.
        11-01-14                                                            5.10           600,000(c)           600,000
Uinta County Pollution Control Revenue Bonds
    (Chevron USA) V.R.
        12-01-22                                                            5.10         1,200,000(c)         1,200,000
Total                                                                                                         1,800,000

Total investments in securities
(Cost: $171,139,532)(e)                                                                                    $171,139,532


See accompanying notes to investments in securities.

                             (This annual report is not part of the prospectus.)

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio descriptions:
B.A.N.       --     Bond Anticipation Note
C.P.         --     Commercial Paper
R.A.N.       --     Revenue Anticipation Note
T.A.N.       --     Tax Anticipation Note
T.R.A.N.     --     Tax & Revenue Anticipation Note
V.R.         --     Variable Rate
V.R.D.B.     --     Variable Rate Demand Bond
V.R.D.N.     --     Variable Rate Demand Note

(c) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1998.

(d) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

MBIA -- Municipal Bond Investors Assurance

(e) Also represents the cost of securities for federal income tax purposes at Dec. 31, 1998.

(This annual report is not part of the prospectus.)

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)      Articles  of   Incorporation   as  amended  October  17,  1988,  filed
         electronically as Exhibit 1 to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, are incorporated by reference.

(b) By-laws as amended January 12, 1989, filed electronically as Exhibit 2 to Post-Effective Amendment No. 16 to Registration Statement No. 2-66868, are incorporated by reference.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-66868, is incorporated by reference.

(d) Copy of Investment Management Services Agreement between Registrant and American Express Financial Corporation dated March 20, 1995, filed electronically as Exhibit 5 to Post-Effective Amendment No. 29, is incorporated by reference.

(e) Distribution Agreement between Registrant and American Express Financial Advisors Inc. dated March 20, 1995, filed electronically as
         Exhibit 6 to Post-Effective Amendment No.
         29, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated November 1, 1988, filed electronically as Exhibit 8 to Post-Effective Amendment No. 29, is incorporated by reference.

(h)(1)   Administrative  Services  Agreement between  Registrant and American
         Express   Financial   Corporation   dated   March  20,   1995,   filed
         electronically as Exhibit 9(d) to Post-Effective Amendment No. 29, is incorporated by reference.

(h)(2) License Agreement, dated January 25, 1988, between the Registrant and IDS Financial Corporation, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 16 to Registration Statement No. 2-66868, is incorporated herein by reference.

(h)(3)   Plan  and  Agreement  of  Merger,   dated  April  10,  1986,  filed
         electronically as Exhibit 9(a) to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, is incorporated by reference.

(h)(4) Transfer Agency Agreement between Registrant and American Express Client Service Corporation dated Feb. 1, 1999, is filed electronically herewith.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements:      None.

(l)      Initial Capital Agreements:    Not applicable.

(m) Plan and Supplemental Agreement of Distribution between Registrant and IDS Financial Corporation dated Jan. 1, 1987, filed electronically as
         Exhibit 15 to Post-Effective Amendment No. 13 to Registration Statement No. 2-66868, is incorporated by reference.

(n)      Financial Data Schedule is filed electronically herewith.

(o)(1) Directors' Power of Attorney to sign amendments to this Registration Statement dated Jan. 14, 1999, is filed electronically herewith.

(o)(2) Officers' Power of Attorney to sign amendments to this Registration Statement dated Nov. 1, 1995 filed electronically as Exhibit 18(b) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(o)(3) Form of Directors/Trustees Power of Attorney to sign amendments to this Registration Statement is filed electronically herewith.

(o)(4) Form of Officers Power of Attorney to sign amendments to this Registration Statement is filed electronically herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  None

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express
                  Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Corporate Senior Vice
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440        President
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Senior Vice President and       Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Executive Vice President
                                of New York
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

 Harvey Golub,                  American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James G. Hirsh,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kurt A. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jonathan S. Linen,                                           IDS Tower 10
Director                                                     Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

 William P. Miller,             Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director, Chairman of the
                                                                                          Board and Chief Executive
                                                                                          Officer

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Senior Vice President           Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager

                                American Express Financial                                Senior Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Senior Vice President           Strategies Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Senior Vice President and                                    Minneapolis, MN 55440
Chief Financial Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President and General
Vice President and General      Advisors Inc.                Minneapolis, MN 55440        Auditor
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,               American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director and Senior Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director and Vice Chairman
                                Management Ltd.

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Fund Management Limited                               Director and Vice Chairman
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery
         Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.;
         IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth
         Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International
         Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund,
         Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.;
         IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS
         Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special
         Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.;
         IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS
         Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust;
         Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate
         Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address            Position and Offices with          Offices with Registrant
                                               Underwriter
---------------------------------------------- ---------------------------------- ----------------------------
Ronald G. Abrahamson                           Vice President-Service Quality     None
IDS Tower 10                                   and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                               Senior Vice President-Human        None
IDS Tower 10                                   Resources
Minneapolis, MN  55440

Peter J. Anderson                              Senior Vice President-Investment   Vice President
IDS Tower 10                                   Operations
Minneapolis, MN  55440

Ward D. Armstrong                              Vice President-American Express    None
IDS Tower 10                                   Retirement Services
Minneapolis, MN  55440

John M. Baker                                  Vice President-Plan Sponsor        None
IDS Tower 10                                   Services
Minneapolis, MN  55440

Joseph M. Barsky III                           Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Timothy V. Bechtold                            Vice President-Risk Management     None
IDS Tower 10                                   Products
Minneapolis, MN  55440

John D. Begley                                 Group Vice President-Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                                Group Vice President-Los Angeles   None
Suite 900, E. Westside Twr                     Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                                 Vice President-Mature Market       None
IDS Tower 10                                   Group
Minneapolis, MN  55440

Walter K. Booker                               Group Vice President-New Jersey    None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                              Group Vice President-Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                              Group Vice President-Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                             Vice President-Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                                 Corporate Senior Vice President    None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                             Vice President-American Express    None
IDS Tower 10                                   Securities Services
Minneapolis, MN  55440

Mark W. Carter                                 Senior Vice President and Chief    None
IDS Tower 10                                   Marketing Officer
Minneapolis, MN  55440

James E. Choat                                 Senior Vice                        None
IDS Tower 10                                   President-Institutional Products
Minneapolis, MN  55440                         Group

Kenneth J. Ciak                                Vice President and General         None
IDS Property Casualty                          Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                               Vice President-Advisor Staffing,   None
IDS Tower 10                                   Training and Support
Minneapolis, MN 55440

Roger C. Corea                                 Group Vice President-Upstate New   None
290 Woodcliff Drive                            York
Fairport, NY  14450

Henry J. Cormier                               Group Vice President-Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                               Group Vice President-Arkansas/     None
Suite 200                                      Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                                 Group Vice                         None
Suite 312                                      President-Carolinas/Eastern
7300 Carmel Executive Pk                       Georgia
Charlotte, NC  28226

Colleen Curran                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Luz Maria Davis                                Vice President-Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                          Group Vice                         None
Suite 500, 8045 Leesburg Pike                  President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                               Group Vice President-Eastern       None
Two Datran Center                              Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                             Vice President-Assured Assets      None
IDS Tower 10                                   Product Development and
Minneapolis, MN  55440                         Management

James P. Egge                                  Group Vice President-Western       None
4305 South Louise, Suite 202                   Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                                  Senior Vice President, General     None
IDS Tower 10                                   Counsel and Chief Compliance
Minneapolis, MN  55440                         Officer

Robert M. Elconin                              Vice President-Government          None
IDS Tower 10                                   Relations
Minneapolis, MN  55440

Phillip W. Evans                               Group Vice President-Rocky         None
Suite 600                                      Mountain
6985 Union Park Center
Midvale, UT  84047-4177






Louise P. Evenson                              Group Vice President-San           None
Suite 200                                      Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines                                Vice President-Mutual Fund         None
IDS Tower 10                                   Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                            Vice President-Institutional       None
IDS Tower 10                                   Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                                 Vice President and Corporate       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

William P. Fritz                               Group Vice President-Gateway       None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                                   Group Vice President-Twin City     None
8500 Tower Suite 1770                          Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                                Vice President and Marketing       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

Teresa A. Hanratty                             Group Vice President-Northern      None
Suites 6&7                                     New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                               Group Vice President-Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                               Vice President-Insurance           None
IDS Tower 10                                   Investments
Minneapolis, MN  55440

Scott A. Hawkinson                             Vice President and                 None
IDS Tower 10                                   Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                                 Group Vice President-North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                                Vice President-Incentive           None
IDS Tower 10                                   Management
Minneapolis, MN  55440

James G. Hirsh                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                                   Group Vice President-Rhode         None
319 Southbridge Street                         Island/Central-Western
Auburn, MA  01501                              Massachusetts

David J. Hockenberry                           Group Vice President-Tennessee     None
30 Burton Hills Blvd.                          Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                              Vice President and Treasurer       None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                                Chairman, President and Chief      Board member
IDS Tower 10                                   Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                              Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

James M. Jensen                                Vice President-Insurance Product   None
IDS Tower 10                                   Development and Management
Minneapolis, MN  55440

Marietta L. Johns                              Senior Vice President-Field        None
IDS Tower 10                                   Management
Minneapolis, MN  55440

Nancy E. Jones                                 Vice President-Business            None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Ora J. Kaine                                   Vice President-Financial           None
IDS Tower 10                                   Advisory Services
Minneapolis, MN  55440

Linda B. Keene                                 Vice President-Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                             Vice President-Investment          None
IDS Tower 10                                   Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                                Senior Vice                        None
IDS Tower 10                                   President-Distribution Services
Minneapolis, MN  55440

Richard W. Kling                               Senior Vice President-Products     None
IDS Tower 10
Minneapolis, MN  55440

Paul F. Kolkman                                Vice President-Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                                Vice President-Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                               Group Vice President-Greater       None
Suite 108                                      Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                              Director and Senior Vice           None
IDS Tower 10                                   President-Field Management and
Minneapolis, MN  55440                         Business Systems

Mitre Kutanovski                               Group Vice President-Chicago       None
Suite 680                                      Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                                 Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Lori J. Larson                                 Vice President-Brokerage and       None
IDS Tower 10                                   Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                           Vice President and Chief U.S.      None
IDS Tower 10                                   Economist
Minneapolis, MN  55440

Peter A. Lefferts                              Senior Vice President-Corporate    None
IDS Tower 10                                   Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                             Director and Executive Vice        None
IDS Tower 10                                   President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440






Fred A. Mandell                                Vice President-Field Marketing     None
IDS Tower 10                                   Readiness
Minneapolis, MN  55440

Daniel E. Martin                               Group Vice President-Pittsburgh    None
Suite 650                                      Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Sarah A. Mealey                                Vice President-Mutual Funds        None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                                 Vice President-Assured Assets      None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                              Vice President and Senior          None
IDS Tower 10                                   Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                              Executive Vice                     None
IDS Tower 10                                   President-Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                                Vice President-Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                            Group Vice President-Central       None
Suite 200                                      California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                                Senior Vice President-Client       None
IDS Tower 10                                   Service
Minneapolis, MN  55440

Mary Owens Neal                                Vice President-Mature Market       None
IDS Tower 10                                   Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                             Group Vice President-New York      None
Suite 220                                      Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                             Vice President-Advisory Business   None
IDS Tower 10                                   Systems
Minneapolis, MN 55440

James R. Palmer                                Vice President-Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                                 Group Vice                         None
10200 SW Greenburg Road                        President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                                Vice President-Compensation and    None
IDS Tower 10                                   Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                              Senior Vice President-Group        None
IDS Tower 10                                   Relationship Leader/American
Minneapolis, MN  55440                         Express Technologies Financial
                                               Services

Susan B. Plimpton                              Vice President-Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                                  Group Vice                         None
One Tower Bridge                               President-Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                               Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Diana R. Prost                                 Group Vice                         None
3030 N.W. Expressway                           President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                                 Vice President and Project         None
IDS Tower 10                                   Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                         Senior Vice President-Fixed        None
IDS Tower 10                                   Income
Minneapolis, MN  55440

Rollyn C. Renstrom                             Vice President-Corporate           None
IDS Tower 10                                   Planning and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III                       Group Vice President-Southern      None
Suite 800                                      Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                              Senior Vice President-Field        None
IDS Tower 10                                   Management and Financial
Minneapolis, MN  55440                         Advisory Service

Stephen W. Roszell                             Senior Vice                        None
IDS Tower 10                                   President-Institutional
Minneapolis, MN  55440

Max G. Roth                                    Group Vice                         None
Suite 201 S IDS Ctr                            President-Wisconsin/Upper
1400 Lombardi Avenue                           Michigan
Green Bay, WI  54304

Erven A. Samsel                                Senior Vice President-Field        None
45 Braintree Hill Park                         Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                            Group Vice                         None
Suite 201                                      President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                              Group Vice President-Arizona/Las   None
Suite 205                                      Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                             Senior Vice President and Chief    None
IDS Tower 10                                   Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                               Vice President-Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                               Vice President-Quality and         None
IDS Tower 10                                   Service Support
Minneapolis, MN  55440

James B. Solberg                               Group Vice President-Eastern       None
466 Westdale Mall                              Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                                  Vice President-Geographic          None
IDS Tower 10                                   Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                              Group Vice President-Southern      None
Suite 1100                                     California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                                Vice President-Cardmember          None
IDS Tower 10                                   Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                               Group Vice President-Outstate      None
Suite 433                                      Minnesota Area/ North
9900 East Bren Road                            Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                          Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

James J. Strauss                               Vice President and General         None
IDS Tower 10                                   Auditor
Minneapolis, MN  55440

Jeffrey J. Stremcha                            Vice President-Information         None
IDS Tower 10                                   Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                         Vice President-Channel             None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Craig P. Taucher                               Group Vice                         None
Suite 150                                      President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                                 Group Vice                         None
Suite 425                                      President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                                 Senior Vice President              None
IDS Tower 10
Minneapolis, MN  55440

Peter S. Velardi                               Group Vice                         None
Suite 180                                      President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                        Group Vice President-Detroit       None
8115 East Jefferson Avenue                     Metro
Detroit, MI  48214

Wesley W. Wadman                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Donald F. Weaver                               Group Vice President-Greater       None
3500 Market Street, Suite 200                  Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                              Senior Vice President-Field        None
1010 Main St. Suite 2B                         Management
Huntington Beach, CA  92648

Michael L. Weiner                              Vice President-Tax Research and    None
IDS Tower 10                                   Audit
Minneapolis, MN  55440

Lawrence J. Welte                              Vice President-Investment          None
IDS Tower 10                                   Administration
Minneapolis, MN  55440

Jeffry M. Welter                               Vice President-Equity and Fixed    None
IDS Tower 10                                   Income Trading
Minneapolis, MN  55440

Thomas L. White                                Group Vice President-Cleveland     None
Suite 200                                      Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                               Group Vice President-Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                            Group Vice President-Western       None
Two North Tamiami Trail                        Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                              Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Michael D. Wolf                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Michael R. Woodward                            Senior Vice President-Field        None
32 Ellicott St                                 Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Tax-Free Money Fund, Inc. certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of February, 1999.

IDS TAX-FREE MONEY FUND, INC.

By /s/   William R. Pearce**
         William R. Pearce,
         Chief executive officer


By /s/   John M. Knight
         John M. Knight
         Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on th 22nd day of February, 1999

Signatures                                           Capacity

/s/  William R. Pearce*                              Chairman of the Board
     William R. Pearce

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  William H. Dudley*                              Director
     William H. Dudley

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

Signatures                                           Capacity

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  Edson W. Spencer*                               Director
     Edson W. Spencer

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  Wheelock Whitney*                               Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


* Signed pursuant to Directors' Power of Attorney, dated Jan. 14, 1999, filed electronically herewith as Exhibit (o)(1), by:



/s/ Leslie L. Ogg
    Leslie L. Ogg

** Signed  pursuant to Officers'  Power of Attorney,  dated Nov. 1, 1995,  filed
electronically  as  Exhibit  18(b)  to   Post-Effective   Amendment  No.  28  to
Registration Statement No. 2-66868, by:



/s/ Leslie L. Ogg
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 33 TO REGISTRATION STATEMENT NO. 2-66868

This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.
         Financial Statements

Part C.

         Other Information.

The signatures.

Exhibits.